Earnings/(Loss) Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings/(Loss) Per Share
22.	EARNINGS/(LOSS) PER SHARE

Basic earnings/(loss) per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted loss per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method. The effect of the convertible notes, share options and restricted share units were excluded from the computation of diluted net loss per share for the year ended December 31, 2017, as its effect would be anti-dilutive. Upon completion of the Company’s IPO on April 3, 2018, all redeemable convertible preferred shares were converted into 1,231,841,032 Class A ordinary shares and 2,496,982,468 Class B ordinary shares. The effect of convertible senior notes, share options and restricted share units were excluded from the computation of diluted net loss per share for the years ended December 31, 2018 and 2019, as its effect would be anti-dilutive.

Basic earnings per share for the year ended December 31, 2017 and basic loss per Class A and Class B ordinary share for the years ended December 31, 2018 and 2019 are calculated as follows:

	Year ended December 31,
	2017	2018		2019		2019
	Ordinary shares	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	US$	RMB	US$
Basic net earnings/(loss) per share calculation:
Numerator:
Net loss attributable to iQIYI, Inc.	(3,736,932)	(3,841,616)	(5,268,160)	(4,506,557)	(647,327)	(5,816,772)	(835,527)
Accretion of redeemable noncontrolling interests	—	—	—	(673)	(97)	(869)	(125)
Extinguishment and reissuance of Series B preferred shares	(363,279)	—	—	—	—	—	—
Accretion of redeemable convertible preferred shares	5,073,140	(126,085)	(172,905)	—	—	—	—
Allocation of net income attributable to preferred shareholders	(870,166)	—	—	—	—	—	—
Numerator for computing basic net earnings/(loss) per share	102,763	(3,967,701)	(5,441,065)	(4,507,230)	(647,424)	(5,817,641)	(835,652)
Denominator:
Weighted average number of ordinary shares outstanding	342,548,237	1,631,116,600	2,236,815,186	2,228,491,004	2,228,491,004	2,876,391,396	2,876,391,396
Basic net earnings/(loss) per share	0.30	(2.43)	(2.43)	(2.02)	(0.29)	(2.02)	(0.29)

Diluted loss per share for the year ended December 31, 2017 and diluted loss per Class A and Class B ordinary share for the years ended December 31, 2018 and 2019 are calculated as follows:

	Year ended December 31,
	2017	2018		2019		2019
	Ordinary shares	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	US$	RMB	US$
Diluted net loss per share calculation:
Numerator:
Numerator for computing basic net earnings/(loss) per share	102,763	(3,967,701)	(5,441,065)	(4,507,230)	(647,424)	(5,817,641)	(835,652)
Add: Extinguishment and reissuance of Series B preferred shares	363,279	—	—	—	—	—	—
Deduct: Accretion of redeemable convertible preferred shares	(5,073,140)	—	—	—	—	—	—
Add: Allocation of net income attributable to preferred shareholders	870,166	—	—	—	—	—	—
Numerator for computing diluted net loss per share	(3,736,932)	(3,967,701)	(5,441,065)	(4,507,230)	(647,424)	(5,817,641)	(835,652)
Denominator:
Weighted average number of ordinary shares outstanding	342,548,237	1,631,116,600	2,236,815,186	2,228,491,004	2,228,491,004	2,876,391,396	2,876,391,396
Conversion of redeemable convertible preferred shares to ordinary shares	2,900,599,024	—	—	—	—	—	—
Weighted average number of shares used in calculating diluted net loss per share	3,243,147,261	1,631,116,600	2,236,815,186	2,228,491,004	2,228,491,004	2,876,391,396	2,876,391,396
Diluted net loss per share	(1.15)	(2.43)	(2.43)	(2.02)	(0.29)	(2.02)	(0.29)